Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 12,415
Changes in fair value:
Net changes in valuation model inputs or assumptions	565	$ 214	$ (2,122)
Changes due to collection/realization of expected cash flows over time	(2,160)	(2,084)	(1,909)
Total changes in fair value	(1,595)	(1,870)	(4,031)
Fair value, end of year	12,959	12,415
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	12,415	12,738	15,580
Servicing from securitizations or asset transfers	2,204	1,556	1,196
Sales and other (2)	(65)	(9)	(7)
Net additions	2,139	1,547	1,189
Changes in fair value:
Net changes in valuation model inputs or assumptions	565	214	(2,122)
Changes due to collection/realization of expected cash flows over time	(2,160)	(2,084)	(1,909)
Total changes in fair value	(1,595)	(1,870)	(4,031)
Fair value, end of year	12,959	12,415	12,738
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	543	247	(2,150)
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	106	(83)	(20)
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	0	0	(55)
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ (84)	$ 50	$ 103